Deferred Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Deferred Income Taxes

9.      DEFERRED INCOME TAXES

As of December 31, 2011, 2010 and 2009, the Company had net deferred tax assets, calculated at expected rates of 25%, 25% and 25% respectively, of approximately $1,600,000, $1,630,000 and $1,631,000, respectively, principally arising from net operating loss carry forwards for income tax purposes.  As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax asset, a valuation allowance equal to the net deferred tax asset has been recorded at December 31, 2011, 2010 and 2009.

A reconciliation of combined federal and provincial corporate income taxes at the Company’s effective tax rate of 28.25%, 31% and 33%, respectively, for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
Net loss before income taxes	$	(258,484)	$	(258,529)	$	(406,077)

Income taxes at statutory rates	$	(73,000)	$	(80,000)	$	(134,000)
Tax effect of expenses not deductible for income tax purposes:
Stock-based compensation		-		(12,000)		(15,000)
Effect of tax rate changes and other adjustments		109,000		(108,000)		(66,000)
Expiry of loss carry forwards		-		201,000		164,000
Change in valuation allowance		(36,000)		(1,000)		51,000
		$-		$-		$-

The significant components of the deferred tax asset at December 31, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Net operating loss carry forwards	$6,579,000	$6,519,000	$6,375,000

Deferred tax asset	$1,594,000	$1,630,000	$1,631,000
Deferred tax asset valuation allowance	(1,594,000)	(1,630,000)	(1,631,000)
	$-	$-	$-

At December 31, 2011, the Company had unused non-capital losses of $6,579,000 to offset future taxable income.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during future periods.  These losses expire to the extent unutilized against future taxable income as follows:

2014	$ 202,000
2015	463,000
2026	773,000
2027	3,388,000
2028	622,000
2029	625,000
2030	254,000
2031	252,000
$6,579,000